Income Tax Expense - Schedule of Changes in Consolidated Deferred Income Taxes (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
(a) Within the Consolidated Statement of Comprehensive Income:
Deferred tax - retirement benefit obligations	$ 11	$ (4)	[1]	$ (1)	[1]
Tax on items recognised directly within other comprehensive income	11	(8)		4
(b) Within the Consolidated Statement of Changes in Equity:
Deferred tax - share-based payment expense	1	(6)
Curent And Deferred Tax Relating To Items Charged Or Credited Directly To Equity, Total	1	11		(3)
Income tax recognised outside the Consolidated Income Statement	12	3		1
Retirement Benefit Obligations [member]
(a) Within the Consolidated Statement of Comprehensive Income:
Deferred tax - retirement benefit obligations	11	(4)		(1)
Cash Flow Hedges [member]
(a) Within the Consolidated Statement of Comprehensive Income:
Deferred tax - cash flow hedges		(4)		5
Share option exercise [member]
(b) Within the Consolidated Statement of Changes in Equity:
Current tax - share option exercises	2	5		2
Share-based payment expense [member]
(b) Within the Consolidated Statement of Changes in Equity:
Deferred tax - share-based payment expense	$ (1)	$ 6		$ (5)

[1]	Restated throughout for presentation in US Dollar. See the Accounting Policies on page 137 for further details.